Commitments - Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	¥ 220,301	¥ 197,967
Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	56,336	58,097
After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	149,255	133,798
After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	14,710	6,072
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	46,075	35,547
Land and buildings [member] | Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	10,067	10,344
Land and buildings [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	24,843	20,372
Land and buildings [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	11,165	4,831
Leased lines and network assets [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	171,419	160,378
Leased lines and network assets [member] | Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	44,867	46,730
Leased lines and network assets [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	123,088	112,465
Leased lines and network assets [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	3,464	1,183
Others [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	2,807	2,042
Others [member] | Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	1,402	1,023
Others [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	1,324	961
Others [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	¥ 81	¥ 58